Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of Borrowings

	December 31, 2023			December 31, 2022
(in U.S. dollars)	Current	Non-Current	Total	Current	Non-Current	Total
Secured
Bank loans (i)	$1,167,301	$33,044,170	$34,211,471	$971,159	$34,066,811	$35,037,970
Total secured borrowings	$1,167,301	$33,044,170	$34,211,471	$971,159	$34,066,811	$35,037,970

Unsecured
Convertible notes	$—	$28,554,210	$28,554,210	$—	$—	$—
Other loans (ii)	174,388	1,622,121	1,796,509	114,155	1,010,777	1,124,932
Total unsecured borrowings	174,388	30,176,331	30,350,719	114,155	1,010,777	1,124,932
Total borrowings	$1,341,689	$63,220,501	$64,562,190	$1,085,314	$35,077,588	$36,162,902

Secured Liabilities and Assets Pledged as Security

On December 1, 2017, the Company purchased freehold land and buildings at 177 Bluewater Road, Bedford Canada for CAD$1,225,195 and from where the BTS business now operates. The Company entered into a loan facility of CAD $2,680,000 to purchase the land and buildings secured by a first mortgage over the property. At December 31, 2023, the facility had been fully drawn down. The total liability at December 31, 2023, is $1,827,703 (CAD $2,241,832). The facility is repayable in monthly installments ending September 15, 2044. The carrying amount of this asset at December 31, 2023 and December 31, 2022 was $2,842,406 and $3,160,854, respectively.

On May 28, 2021, the Company purchased commercial land and buildings in Nova Scotia, Canada for CAD$3,550,000 from which the Cathode business operates. The Company entered into a loan facility to purchase the land and buildings. The total available under the facility is CAD $4,985,000 and it has been drawn down to CAD$4,923,000 as at December 31, 2023. The total liability at December 31, 2023 is $3,574,365 (CAD $4,736,278). The full facility is repayable in monthly installments, commencing December 2022 and ending in November 2047. The Company’s freehold land and buildings at 110 Simmonds Drive, Dartmouth, Canada are pledged as collateral against the bank loan. The carrying amount of this asset at December 31, 2023, and December 31, 2022 was $3,329,187 and $3,754,397, respectively.

On January 24, 2022, the Company entered into a loan facility to purchase equipment. The total amount available under the facility was CAD $2,300,000. At December 31, 2023, the facility had been drawn down to CAD $500,000 and CAD $1,800,000 remains to be disbursed. The total liability at December 31, 2023 was $362,276 (CAD $480,040). The facility is repayable in monthly installments, commencing in December 2023 and ending in November 2033. Equipment being purchased with the loan funds are pledged as collateral against the loan.

On July 28, 2021, the Company purchased commercial land and buildings in Chattanooga, USA for $42,600,000 to expand the NAM business. The Company entered into a loan facility with PNC Real Estate for $30,100,000 to purchase the land and buildings. The loan has been fully drawn down at December 31, 2023. The total liability at December 31, 2023, is $28,447,128. The facility is repayable in monthly installments, which commenced in September 2021 and ending in August

2031. The land and buildings at 1029 West 19th Street, Chattanooga, USA have been pledged as security for the loan, with a carrying amount of $39,202,599 and $40,230,812 at December 31, 2023 and December 31, 2022, respectively. Lastly, the Company has pledged additional collateral with the Lender for capital expenditures, insurance, tax, and production, Note 12.

Loan Covenants

This loan imposes certain covenants to ensure that the following financial ratios are met:

•
net assets of $30.1 million to be maintained (exclusive of the land and buildings secured by this loan and minimum liquidity of $3.1 million)
•
a debt service coverage ratio of 1.2 to 1 is to be maintained.

Compliance with Loan Covenants

The Company has complied with the financial covenants of its borrowing facilities during both the twelve months ended December 31, 2023 and, the six months ended December 31, 2022.